COMPUTER EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Computer equipment consisted
	June 30, 2013	June 30, 2012

Computer equipment	$1,711	$1,711
	1,711	1,711
Less: accumulated depreciation	(1,711)	(1,354)

Total	$—	$357